Schedule of Finance cost (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Notes and other explanatory information [abstract]
Interest expense on bank borrowings	$ 69,960	$ 88,982	$ 160,777
Interest expenses on lease liabilities	90,389	114,966	15,461
Finance costs	$ 160,349	$ 203,948	$ 176,238